Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%, 05/15/32 ... USD 2,230 $ 2,249,459
General Electric Co., 6.75%, 03/15/32 ...... 6,070 6,863,137
Howmet Aerospace, Inc., 4.55%, 11/15/32
(a)
... 2,295 2,305,080
Leidos, Inc., 5.40%, 03/15/32 ........... 2,120 2,200,543
Lockheed Martin Corp., 3.90%, 06/15/32
(a)
... 3,763 3,689,308
RTX Corp., 2.38%, 03/15/32 ............ 4,863 4,336,225
21,643,752
Automobile Components — 0.3%
Aptiv Swiss Holdings Ltd., 3.25%, 03/01/32
(a)
.. 3,474 3,246,346
Lear Corp., 2.60%, 01/15/32 ............ 1,666 1,489,020
4,735,366
Automobiles — 1.9%
Ford Motor Co.
3.25% , 02/12/32 ................... 11,990 10,678,947
6.10% , 08/19/32
(a)
.................. 8,130 8,453,676
General Motors Co., 5.60%, 10/15/32 ...... 5,970 6,237,334
Honda Motor Co. Ltd., 2.97%, 03/10/32 ..... 4,097 3,748,336
29,118,293
Banks — 3.2%
Bank of Nova Scotia (The), 2.45%, 02/02/32 .. 4,169 3,728,032
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 ....................... 4,994 4,763,514
Citigroup, Inc., 6.63%, 06/15/32
(a)
......... 4,583 5,064,755
Citizens Financial Group, Inc., 2.64%, 09/30/32 3,090 2,691,203
Keybank National Association, 4.90%, 08/08/32 3,440 3,431,862
Royal Bank of Canada, 3.88%, 05/04/32 ..... 4,953 4,807,190
Sumitomo Mitsui Financial Group, Inc., 5.45%,
01/15/32 ....................... 2,845 2,970,554
Toronto-Dominion Bank (The)
2.45% , 01/12/32 ................... 2,879 2,581,361
5.30% , 01/30/32 ................... 3,225 3,363,933
3.20% , 03/10/32 ................... 7,232 6,740,097
4.46% , 06/08/32 ................... 9,533 9,523,771
49,666,272
Beverages — 2.0%
Coca-Cola Co. (The), 2.25%, 01/05/32
(a)
..... 8,478 7,637,205
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 2,915 2,462,182
Constellation Brands, Inc., 4.75%, 05/09/32
(a)
.. 3,381 3,403,111
Diageo Capital plc, 2.13%, 04/29/32 ....... 3,750 3,266,080
Keurig Dr Pepper, Inc., 4.05%, 04/15/32 ..... 4,226 4,069,950
PepsiCo, Inc.
3.90% , 07/18/32 ................... 6,122 6,005,974
4.65% , 07/23/32 ................... 4,205 4,283,169
31,127,671
Biotechnology — 0.6%
Amgen, Inc.
2.00% , 01/15/32 ................... 4,841 4,226,153
3.35% , 02/22/32 ................... 4,825 4,542,628
8,768,781
Broadline Retail — 1.6%
Amazon.com, Inc.
3.60% , 04/13/32
(a)
.................. 11,685 11,304,441
4.70% , 12/01/32 ................... 10,642 10,919,484
eBay, Inc., 6.30%, 11/22/32 ............. 2,226 2,434,685
24,658,610
Building Products — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32
(a)
....... 2,698 2,360,810
Fortune Brands Innovations, Inc., 4.00%,
03/25/32 ....................... 2,192 2,103,323
Security
Par (000)
Par (000) Value
Building Products (continued)
Johnson Controls International plc, 4.90%,
12/01/32 ....................... USD 3,350 $ 3,405,614
7,869,747
Capital Markets — 4.7%
Ameriprise Financial, Inc., 4.50%, 05/13/32
(a)
.. 2,672 2,688,669
Apollo Debt Solutions BDC, 6.55%, 03/15/32 .. 2,485 2,563,196
Ares Capital Corp., 5.80%, 03/08/32 ....... 4,875 4,907,531
Ares Strategic Income Fund, 6.20%, 03/21/32
(a)
3,684 3,744,263
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32
(a)
...................... 2,213 2,016,838
Blackstone Private Credit Fund, 6.00%, 01/29/32 4,890 4,902,604
Blue Owl Finance LLC, 4.38%, 02/15/32 ..... 2,048 1,940,818
Brookfield Finance I UK plc, 2.34%, 01/30/32
(a)
. 3,020 2,652,583
Cboe Global Markets, Inc., 3.00%, 03/16/32
(a)
. 1,635 1,517,054
Charles Schwab Corp. (The), 2.90%, 03/03/32 . 5,203 4,772,629
CME Group, Inc., 2.65%, 03/15/32 ........ 3,796 3,466,758
Credit Suisse USA LLC, 7.13%, 07/15/32
(a)
... 3,516 4,005,928
FactSet Research Systems, Inc., 3.45%,
03/01/32 ....................... 2,464 2,290,193
Intercontinental Exchange, Inc., 1.85%, 09/15/32 7,626 6,503,124
Jefferies Financial Group, Inc., 2.75%, 10/15/32 2,588 2,260,194
Moody's Corp., 4.25%, 08/08/32 .......... 2,750 2,718,834
Morgan Stanley, 7.25%, 04/01/32 ......... 4,755 5,453,549
Nomura Holdings, Inc., 3.00%, 01/22/32
(a)
.... 3,750 3,408,539
Northern Trust Corp., 6.13%, 11/02/32 ...... 4,762 5,173,805
S&P Global, Inc., 2.90%, 03/01/32 ........ 7,131 6,562,439
73,549,548
Chemicals — 1.2%
Air Products & Chemicals, Inc., 4.90%,
10/11/32
(a)
...................... 2,390 2,453,140
Albemarle Corp., 5.05%, 06/01/32
(a)
........ 2,847 2,885,468
Cabot Corp., 5.00%, 06/30/32 ........... 1,824 1,849,094
Ecolab, Inc., 2.13%, 02/01/32
(a)
.......... 3,210 2,838,562
EIDP, Inc., 5.13%, 05/15/32 ............ 2,470 2,542,697
Nutrien Ltd., 5.25%, 03/12/32 ........... 2,790 2,887,152
RPM International, Inc., 2.95%, 01/15/32 .... 1,439 1,314,538
Sherwin-Williams Co. (The), 2.20%, 03/15/32 .. 2,649 2,324,422
19,095,073
Commercial Services & Supplies — 1.4%
Cintas Corp. No. 2, 4.00%, 05/01/32 ....... 3,646 3,567,148
RELX Capital, Inc., 4.75%, 05/20/32 ....... 2,268 2,299,959
Republic Services, Inc., 1.75%, 02/15/32
(a)
... 3,788 3,270,430
Waste Connections, Inc.
2.20% , 01/15/32
(a)
.................. 3,209 2,836,847
3.20% , 06/01/32 ................... 2,230 2,075,713
Waste Management, Inc.
4.80% , 03/15/32 ................... 3,590 3,673,954
4.15% , 04/15/32
(a)
.................. 4,628 4,583,951
22,308,002
Communications Equipment — 0.7%
Cisco Systems, Inc., 4.95%, 02/24/32 ...... 4,710 4,857,086
Motorola Solutions, Inc.
(a)
5.60% , 06/01/32 ................... 2,710 2,849,410
5.20% , 08/15/32 ................... 2,485 2,564,168
10,270,664
Construction & Engineering — 0.1%
Quanta Services, Inc., 2.35%, 01/15/32 ..... 2,323 2,053,965
Consumer Finance — 3.1%
AerCap Ireland Capital DAC, 3.30%, 01/30/32 . 19,215 17,769,386
American Honda Finance Corp., 5.15%,
07/09/32
(a)
...................... 3,365 3,454,496
Capital One Financial Corp., 6.70%, 11/29/32 .. 3,690 4,066,929

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC, 6.53%, 03/19/32
(a)
. USD 3,630 $ 3,826,533
General Motors Financial Co., Inc.
3.10% , 01/12/32 ................... 5,450 4,991,693
5.63% , 04/04/32
(a)
.................. 3,950 4,116,398
John Deere Capital Corp.
3.90% , 06/07/32 ................... 2,256 2,209,951
4.35% , 09/15/32
(a)
.................. 3,115 3,121,195
Toyota Motor Credit Corp.
2.40% , 01/13/32 ................... 1,869 1,674,102
4.65% , 09/03/32
(a)
.................. 3,610 3,635,415
48,866,098
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp., 1.75%, 04/20/32 .... 5,127 4,445,519
Dollar General Corp., 5.00%, 11/01/32
(a)
..... 2,624 2,658,385
Target Corp.
4.50% , 09/15/32
(a)
.................. 4,460 4,502,912
6.35% , 11/01/32 ................... 1,792 1,987,155
Walmart, Inc., 4.15%, 09/09/32
(a)
......... 6,010 6,035,377
19,629,348
Containers & Packaging — 0.5%
AptarGroup, Inc., 3.60%, 03/15/32
(a)
....... 1,756 1,655,117
Avery Dennison Corp., 2.25%, 02/15/32
(a)
.... 2,270 1,999,690
Sonoco Products Co., 2.85%, 02/01/32
(a)
.... 2,313 2,092,037
WRKCo, Inc., 4.20%, 06/01/32 ........... 2,715 2,643,238
8,390,082
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... 2,414 2,138,416
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32
(a)
...................... 1,380 1,410,665
Yale University, Series 2025, 4.70%, 04/15/32 . 1,735 1,777,516
3,188,181
Diversified REITs — 1.4%
Broadstone Net Lease LLC, 5.00%, 11/01/32 .. 1,470 1,470,394
GLP Capital LP, 3.25%, 01/15/32 ......... 3,981 3,604,607
Safehold GL Holdings LLC, 2.85%, 01/15/32
(a)
. 1,598 1,443,410
Simon Property Group LP
2.25% , 01/15/32 ................... 3,324 2,938,262
2.65% , 02/01/32
(a)
.................. 3,773 3,401,078
VICI Properties LP, 5.13%, 05/15/32 ....... 7,084 7,127,127
WP Carey, Inc., 2.45%, 02/01/32 ......... 1,519 1,342,071
21,326,949
Diversified Telecommunication Services — 4.1%
AT&T, Inc.
(a)
2.25% , 02/01/32 ................... 11,691 10,273,573
4.55% , 11/01/32 ................... 5,635 5,594,744
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32
(a)
......... 2,176 1,890,126
Comcast Corp.
4.95% , 05/15/32 ................... 3,190 3,260,200
5.50% , 11/15/32
(a)
.................. 4,917 5,178,802
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 .................. 2,531 3,154,053
Sprint Capital Corp., 8.75%, 03/15/32 ...... 9,481 11,481,757
TELUS Corp., 3.40%, 05/13/32 .......... 4,537 4,187,276
Verizon Communications, Inc., 2.36%, 03/15/32 21,958 19,343,128
64,363,659
Electric Utilities — 7.3%
AEP Texas, Inc., 4.70%, 05/15/32 ......... 2,270 2,276,803
Alabama Power Co.
3.05% , 03/15/32 ................... 3,862 3,577,395
3.94% , 09/01/32 ................... 2,058 1,999,453
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
American Electric Power Co., Inc., 5.95%,
11/01/32 ....................... USD 2,553 $ 2,737,429
Appalachian Power Co., Series BB, 4.50%,
08/01/32
(a)
...................... 2,405 2,382,112
Arizona Public Service Co., 6.35%, 12/15/32 .. 1,692 1,845,016
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 ........... 1,415 1,300,892
Series ai. , 4.45% , 10/01/32
(a)
........... 2,675 2,662,059
Commonwealth Edison Co., Series 132, 3.15%,
03/15/32 ....................... 1,448 1,350,779
Dominion Energy South Carolina, Inc., 6.63%,
02/01/32 ....................... 1,195 1,328,080
DTE Electric Co., Series A, 3.00%, 03/01/32 .. 2,450 2,269,938
Duke Energy Carolinas LLC
2.85% , 03/15/32
(a)
.................. 2,120 1,941,795
6.45% , 10/15/32 ................... 1,625 1,796,713
Duke Energy Corp., 4.50%, 08/15/32
(a)
...... 5,726 5,708,657
Duke Energy Progress LLC, 3.40%, 04/01/32 .. 2,472 2,337,178
Edison International, 5.25%, 03/15/32
(a)
..... 2,430 2,438,789
Entergy Louisiana LLC, 2.35%, 06/15/32 .... 2,380 2,105,650
Eversource Energy, 3.38%, 03/01/32 ....... 3,268 3,028,629
Exelon Corp., 3.35%, 03/15/32 ........... 2,845 2,665,630
Florida Power & Light Co., 2.45%, 02/03/32 ... 7,130 6,424,777
Georgia Power Co., 4.70%, 05/15/32 ....... 3,270 3,313,503
NextEra Energy Capital Holdings, Inc.
2.44% , 01/15/32 ................... 4,941 4,406,990
5.30% , 03/15/32
(a)
.................. 3,300 3,427,147
5.00% , 07/15/32 ................... 4,830 4,939,052
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 ................... 2,505 2,823,915
4.15% , 06/01/32 ................... 1,870 1,826,889
4.55% , 09/15/32 ................... 3,195 3,189,637
Pacific Gas & Electric Co.
4.40% , 03/01/32 ................... 2,064 2,021,052
5.90% , 06/15/32 ................... 2,719 2,858,817
5.05% , 10/15/32 ................... 4,275 4,307,757
Public Service Co. of Colorado, Series 38,
4.10%, 06/01/32 .................. 1,567 1,538,479
Public Service Electric & Gas Co.
3.10% , 03/15/32 ................... 2,508 2,327,034
4.90% , 12/15/32 ................... 2,019 2,057,154
Southern California Edison Co.
(a)
2.75% , 02/01/32 ................... 2,435 2,185,858
5.95% , 11/01/32 ................... 3,887 4,122,724
Southern Co. (The), 5.70%, 10/15/32 ....... 2,407 2,548,693
Tucson Electric Power Co., 3.25%, 05/15/32 .. 1,583 1,470,008
Union Electric Co., 2.15%, 03/15/32 ....... 2,376 2,091,540
Virginia Electric & Power Co., 2.40%, 03/30/32
(a)
2,999 2,666,823
Wisconsin Electric Power Co., 4.75%, 09/30/32
(a)
2,346 2,392,286
Wisconsin Power & Light Co., 3.95%, 09/01/32 . 3,065 2,952,263
Xcel Energy, Inc., 4.60%, 06/01/32 ........ 3,452 3,435,583
115,080,978
Electrical Equipment — 0.2%
Eaton Corp., 4.00%, 11/02/32 ........... 3,561 3,487,399
Electronic Equipment, Instruments & Components — 0.8%
Allegion US Holding Co., Inc., 5.41%, 07/01/32 . 3,171 3,288,406
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 2,660 2,380,534
Avnet, Inc., 5.50%, 06/01/32
(a)
........... 1,538 1,565,586
Flex Ltd., 5.25%, 01/15/32 ............. 3,135 3,201,073
Tyco Electronics Group SA, 2.50%, 02/04/32 .. 2,723 2,444,999
12,880,598

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 4.00%,
04/14/32 ....................... USD 2,339 $ 2,267,900
TWDC Enterprises 18 Corp., 7.00%, 03/01/32
(a)
2,414 2,744,092
5,011,992
Financial Services — 3.2%
Block Financial LLC, 5.38%, 09/15/32 ...... 1,740 1,746,564
Corebridge Financial, Inc., 3.90%, 04/05/32 ... 7,336 6,982,773
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 .................. 3,581 3,651,300
Global Payments, Inc.
5.40% , 08/15/32 ................... 3,720 3,773,452
5.20% , 11/15/32 ................... 4,745 4,748,918
Jackson Financial, Inc., 5.67%, 06/08/32
(a)
... 1,663 1,720,509
Mastercard, Inc.
4.35% , 01/15/32 ................... 5,255 5,279,851
4.95% , 03/15/32 ................... 2,355 2,438,213
National Rural Utilities Cooperative Finance
Corp.
8.00% , 03/01/32 ................... 2,476 2,944,519
2.75% , 04/15/32
(a)
.................. 2,225 2,019,334
4.02% , 11/01/32 ................... 2,695 2,617,834
4.15% , 12/15/32 ................... 1,900 1,858,482
ORIX Corp.
4.00% , 04/13/32 ................... 2,006 1,945,015
5.20% , 09/13/32
(a)
.................. 2,056 2,123,087
PayPal Holdings, Inc., 4.40%, 06/01/32
(a)
.... 4,840 4,825,488
Woodside Finance Ltd., 5.70%, 05/19/32
(a)
... 2,255 2,356,539
51,031,878
Food Products — 2.4%
Archer-Daniels-Midland Co.
2.90% , 03/01/32
(a)
.................. 3,726 3,424,859
5.94% , 10/01/32 ................... 1,639 1,777,032
Hershey Co. (The), 4.95%, 02/24/32 ....... 2,285 2,361,056
J M Smucker Co. (The), 2.13%, 03/15/32
(a)
... 1,836 1,592,034
JBS NV
3.63% , 01/15/32 ................... 4,395 4,123,314
3.00% , 05/15/32 ................... 4,880 4,411,534
Kraft Heinz Foods Co.
5.20% , 03/15/32 ................... 2,530 2,598,290
6.75% , 03/15/32
(a) (b)
................. 1,403 1,552,517
Mondelez International, Inc.
3.00% , 03/17/32 ................... 3,731 3,424,256
1.88% , 10/15/32
(a)
.................. 3,200 2,752,351
Pilgrim's Pride Corp., 3.50%, 03/01/32 ...... 4,357 4,033,478
Unilever Capital Corp., 5.90%, 11/15/32 ..... 4,695 5,126,022
37,176,743
Gas Utilities — 0.5%
Atmos Energy Corp., 5.45%, 10/15/32 ...... 1,400 1,477,561
CenterPoint Energy Resources Corp., 4.40%,
07/01/32
(a)
...................... 2,486 2,467,125
ONE Gas, Inc., 4.25%, 09/01/32
(a)
......... 1,510 1,485,691
Southwest Gas Corp., 4.05%, 03/15/32 ..... 3,039 2,935,592
8,365,969
Ground Transportation — 1.3%
Canadian National Railway Co., 3.85%, 08/05/32 3,943 3,822,092
CSX Corp., 4.10%, 11/15/32
(a)
........... 4,879 4,803,540
Norfolk Southern Corp., 3.00%, 03/15/32 .... 3,072 2,835,198
Triton Container International Ltd., 3.25%,
03/15/32
(a)
...................... 2,957 2,690,631
Union Pacific Corp., 2.80%, 02/14/32
(a)
...... 6,121 5,631,840
19,783,301
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc., 2.54%, 02/01/32 ... USD 7,473 $ 6,525,687
Becton Dickinson & Co., 4.30%, 08/22/32 .... 2,573 2,533,384
GE HealthCare Technologies, Inc., 5.91%,
11/22/32 ....................... 8,270 8,871,561
17,930,632
Health Care Providers & Services — 4.4%
Adventist Health System, 5.43%, 03/01/32 ... 1,425 1,460,629
Cigna Group (The), 4.88%, 09/15/32
(a)
...... 6,200 6,272,537
CVS Health Corp., 5.00%, 09/15/32 ........ 3,680 3,737,872
Elevance Health, Inc.
4.10% , 05/15/32 ................... 2,690 2,609,512
4.60% , 09/15/32 ................... 3,725 3,713,157
5.50% , 10/15/32
(a)
.................. 2,976 3,114,176
HCA, Inc.
5.50% , 03/01/32 ................... 3,375 3,517,318
3.63% , 03/15/32 ................... 9,126 8,608,007
4.60% , 11/15/32 ................... 5,230 5,178,819
Humana, Inc., 2.15%, 02/03/32
(a)
......... 3,719 3,209,455
Laboratory Corp. of America Holdings, 4.55%,
04/01/32
(a)
...................... 2,325 2,319,207
McKesson Corp., 4.95%, 05/30/32
(a)
....... 3,215 3,302,695
PeaceHealth Obligated Group, 4.86%, 11/15/32 1,315 1,325,357
Piedmont Healthcare, Inc., Series 2032, 2.04%,
01/01/32 ....................... 1,360 1,189,712
Providence St Joseph Health Obligated Group,
5.37%, 10/01/32 .................. 1,955 2,018,821
Sutter Health, Series 2025, 5.21%, 08/15/32 .. 1,520 1,573,655
UnitedHealth Group, Inc.
(a)
4.95% , 01/15/32 ................... 6,625 6,778,284
4.20% , 05/15/32 ................... 7,542 7,416,942
Universal Health Services, Inc., 2.65%, 01/15/32 2,566 2,267,586
69,613,741
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc., 2.00%,
05/18/32 ....................... 4,469 3,792,685
Healthpeak OP LLC, 5.25%, 12/15/32 ...... 3,701 3,793,470
Ventas Realty LP, 5.10%, 07/15/32 ........ 2,535 2,608,656
Welltower OP LLC
2.75% , 01/15/32 ................... 2,371 2,158,209
3.85% , 06/15/32 ................... 3,040 2,936,428
15,289,448
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.70%, 06/15/32 ... 2,310 2,409,960
Hotels, Restaurants & Leisure — 1.1%
Hyatt Hotels Corp., 5.75%, 03/30/32 ....... 2,430 2,544,701
Marriott International, Inc.
5.10% , 04/15/32 ................... 2,130 2,190,230
Series GG , 3.50% , 10/15/32 ........... 4,944 4,613,442
McDonald's Corp., 4.60%, 09/09/32
(a)
....... 3,420 3,475,521
Starbucks Corp., 3.00%, 02/14/32
(a)
........ 4,914 4,538,932
17,362,826
Household Durables — 0.1%
PulteGroup, Inc., 7.88%, 06/15/32 ......... 1,553 1,819,600
Household Products — 1.0%
Church & Dwight Co., Inc., 5.60%, 11/15/32 ... 2,653 2,819,563
Clorox Co. (The), 4.60%, 05/01/32
(a)
....... 2,844 2,860,332
Colgate-Palmolive Co., 3.25%, 08/15/32 ..... 2,269 2,138,938
Procter & Gamble Co. (The)
(a)
2.30% , 02/01/32 ................... 3,795 3,460,020
4.10% , 11/03/32 ................... 3,730 3,699,487
14,978,340

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The), 5.80%, 03/15/32 ........ USD 3,270 $ 3,376,416
Industrial Conglomerates — 0.3%
Honeywell International, Inc., 4.75%, 02/01/32 . 2,910 2,969,699
Pentair Finance SARL, 5.90%, 07/15/32 ..... 2,005 2,125,633
5,095,332
Industrial REITs — 0.3%
Americold Realty Operating Partnership LP,
5.60%, 05/15/32
(a)
................. 1,998 2,025,641
Prologis LP, 2.25%, 01/15/32 ............ 2,409 2,136,842
4,162,483
Insurance — 2.6%
Aon Corp., 5.00%, 09/12/32 ............ 2,524 2,584,661
Arthur J Gallagher & Co., 5.00%, 02/15/32 ... 2,487 2,539,547
Assurant, Inc., 2.65%, 01/15/32 .......... 1,640 1,455,017
Berkshire Hathaway Finance Corp., 2.88%,
03/15/32
(a)
...................... 4,840 4,511,874
Brown & Brown, Inc.
4.20% , 03/17/32 ................... 2,881 2,785,706
5.25% , 06/23/32
(a)
.................. 2,540 2,589,511
Fairfax Financial Holdings Ltd., 5.63%,
08/16/32
(a)
...................... 2,800 2,922,861
Globe Life, Inc., 4.80%, 06/15/32 ......... 1,905 1,918,148
Kemper Corp., 3.80%, 02/23/32
(a)
......... 1,962 1,818,993
Lincoln National Corp., 3.40%, 03/01/32 ..... 1,381 1,277,135
Manulife Financial Corp., 3.70%, 03/16/32 .... 3,993 3,822,703
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32 2,523 2,693,293
MetLife, Inc., 6.50%, 12/15/32
(a)
.......... 2,963 3,306,161
Progressive Corp. (The)
3.00% , 03/15/32 ................... 2,382 2,195,506
6.25% , 12/01/32 ................... 2,116 2,329,321
Prudential Funding Asia plc, 3.63%, 03/24/32
(a)
. 1,680 1,605,955
40,356,392
Interactive Media & Services — 2.0%
Alphabet, Inc., 4.38%, 11/15/32 .......... 5,465 5,479,914
Meta Platforms, Inc.
3.85% , 08/15/32 ................... 14,346 13,861,440
4.60% , 11/15/32 ................... 12,250 12,273,028
31,614,382
IT Services — 1.0%
International Business Machines Corp.
2.72% , 02/09/32 ................... 2,400 2,180,374
5.00% , 02/10/32 ................... 4,035 4,142,366
4.40% , 07/27/32 ................... 3,425 3,413,905
5.88% , 11/29/32
(a)
.................. 3,046 3,286,629
VeriSign, Inc., 5.25%, 06/01/32 .......... 2,440 2,502,616
15,525,890
Leisure Products — 0.1%
Brunswick Corp., 4.40%, 09/15/32
(a)
....... 2,326 2,243,450
Life Sciences Tools & Services — 0.6%
(a)
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32 .. 3,799 3,587,037
Thermo Fisher Scientific, Inc.
4.47% , 10/07/32 ................... 3,825 3,830,425
4.95% , 11/21/32 ................... 2,681 2,760,850
10,178,312
Machinery — 0.4%
(a)
Flowserve Corp., 2.80%, 01/15/32 ........ 2,516 2,257,998
Stanley Black & Decker, Inc., 3.00%, 05/15/32 . 2,396 2,176,839
Timken Co. (The), 4.13%, 04/01/32 ........ 1,640 1,573,619
6,008,456
Security
Par (000)
Par (000) Value
Media — 0.5%
Charter Communications Operating LLC, 2.30%,
02/01/32
(a)
...................... USD 4,808 $ 4,144,782
Paramount Global, 4.20%, 05/19/32 ....... 3,770 3,403,086
7,547,868
Metals & Mining — 1.3%
ArcelorMittal SA, 6.80%, 11/29/32
(a)
........ 4,874 5,462,002
BHP Billiton Finance USA Ltd., 5.13%, 02/21/32 3,420 3,536,370
Newmont Corp., 2.60%, 07/15/32
(a)
........ 3,999 3,623,597
Nucor Corp., 3.13%, 04/01/32
(a)
.......... 2,792 2,596,744
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. 5,820 5,987,323
21,206,036
Multi-Utilities — 1.1%
Ameren Illinois Co., 3.85%, 09/01/32 ....... 2,716 2,614,109
Consumers Energy Co., 3.60%, 08/15/32 .... 1,648 1,564,624
Dominion Energy, Inc.
Series A , 4.35% , 08/15/32 ............. 1,871 1,836,227
5.38% , 11/15/32
(a)
.................. 4,365 4,536,660
Puget Energy, Inc., 4.22%, 03/15/32 ....... 2,201 2,113,613
San Diego Gas & Electric Co., Series XXX,
3.00%, 03/15/32 .................. 2,499 2,295,992
Southern Co. Gas Capital Corp., 5.15%,
09/15/32
(a)
...................... 2,436 2,504,659
17,465,884
Office REITs — 0.5%
Boston Properties LP, 2.55%, 04/01/32 ...... 4,112 3,593,725
Cousins Properties LP, 5.38%, 02/15/32 ..... 1,745 1,799,314
Kilroy Realty LP, 2.50%, 11/15/32 ......... 2,167 1,810,126
Piedmont Operating Partnership LP, 2.75%,
04/01/32 ....................... 980 847,782
8,050,947
Oil, Gas & Consumable Fuels — 6.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32 .... 2,287 2,136,107
BP Capital Markets America, Inc., 2.72%,
01/12/32 ....................... 9,719 8,864,125
Canadian Natural Resources Ltd., 7.20%,
01/15/32 ....................... 1,710 1,912,379
Cenovus Energy, Inc., 2.65%, 01/15/32 ..... 2,856 2,555,639
Cheniere Energy Partners LP, 3.25%, 01/31/32 . 5,924 5,467,382
Chevron USA, Inc.
(a)
4.82% , 04/15/32 ................... 3,025 3,113,516
4.50% , 10/15/32 ................... 6,115 6,180,808
ConocoPhillips, 5.90%, 10/15/32 ......... 2,565 2,777,337
ConocoPhillips Co., 4.85%, 01/15/32 ....... 3,000 3,079,537
DCP Midstream Operating LP, 3.25%, 02/15/32 1,866 1,716,743
Devon Energy Corp., 7.95%, 04/15/32 ...... 1,580 1,840,301
EOG Resources, Inc., 5.00%, 07/15/32 ..... 6,100 6,252,399
Expand Energy Corp., 4.75%, 02/01/32 ..... 5,635 5,585,784
HF Sinclair Corp., 5.50%, 09/01/32 ........ 2,435 2,490,377
Kinder Morgan Energy Partners LP, 7.75%,
03/15/32 ....................... 1,406 1,628,145
Kinder Morgan, Inc., 7.75%, 01/15/32
(a)
..... 4,837 5,626,905
MPLX LP, 4.95%, 09/01/32 ............. 4,841 4,876,376
Occidental Petroleum Corp., 5.38%, 01/01/32 . 4,850 4,985,152
ONEOK, Inc.
4.95% , 10/15/32 ................... 3,805 3,823,468
6.10% , 11/15/32 ................... 3,364 3,596,318
Suncor Energy, Inc., 7.15%, 02/01/32 ...... 2,164 2,430,116
Targa Resources Partners LP, 4.00%, 01/15/32 4,819 4,623,491
Texas Eastern Transmission LP, 7.00%, 07/15/32 2,152 2,414,862
Valero Energy Corp., 7.50%, 04/15/32 ...... 3,727 4,280,979
Williams Cos., Inc. (The)
8.75% , 03/15/32
(a) (b)
................. 1,893 2,288,762

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.65% , 08/15/32 ................... USD 5,101 $ 5,103,083
99,650,091
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32
(a)
...................... 5,038 4,523,894
Passenger Airlines — 0.5%
(a)
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32 ...... 1,908 1,810,964
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 .. 2,046 1,827,549
Series 2020-1 , Class A , 4.00% , 11/15/32 ... 1,807 1,722,693
United Airlines Pass-Through Trust, Series 2019-
2, Class AA, 2.70%, 05/01/32 .......... 2,494 2,311,023
7,672,229
Personal Care Products — 0.8%
Haleon US Capital LLC, 3.63%, 03/24/32 .... 9,509 9,052,769
Kenvue, Inc., 4.85%, 05/22/32
(a)
.......... 3,140 3,205,496
12,258,265
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co., 2.95%, 03/15/32 ... 8,118 7,513,832
Eli Lilly & Co.
4.90% , 02/12/32 ................... 4,620 4,778,729
4.55% , 10/15/32 ................... 4,630 4,690,278
Johnson & Johnson, 4.85%, 03/01/32
(a)
..... 5,535 5,733,186
Merck & Co., Inc.
4.55% , 09/15/32
(a)
.................. 4,595 4,639,462
4.45% , 12/04/32 ................... 3,095 3,098,843
Novartis Capital Corp., 4.30%, 11/05/32 ..... 3,655 3,638,771
Pfizer, Inc., 4.50%, 11/15/32 ............ 6,365 6,382,608
Sanofi SA, 4.20%, 11/03/32 ............ 5,175 5,141,681
Zoetis, Inc., 5.60%, 11/16/32
(a)
........... 3,615 3,832,828
49,450,218
Professional Services — 0.8%
Automatic Data Processing, Inc., 4.75%,
05/08/32 ....................... 4,760 4,872,858
Paychex, Inc., 5.35%, 04/15/32 .......... 7,255 7,498,119
12,370,977
Residential REITs — 1.3%
American Homes 4 Rent LP, 3.63%, 04/15/32
(a)
2,855 2,682,517
AvalonBay Communities, Inc., 2.05%, 01/15/32
(a)
3,505 3,082,603
ERP Operating LP, 4.95%, 06/15/32 ....... 2,510 2,566,779
Essex Portfolio LP, 2.65%, 03/15/32 ....... 3,301 2,942,988
Invitation Homes Operating Partnership LP,
4.15%, 04/15/32 .................. 2,860 2,760,102
Mid-America Apartments LP, 5.30%, 02/15/32 . 1,825 1,902,610
Sun Communities Operating LP, 4.20%, 04/15/32 2,827 2,745,300
UDR, Inc., 2.10%, 08/01/32 ............. 2,115 1,814,191
20,497,090
Retail REITs — 1.3%
Agree LP, 4.80%, 10/01/32 ............. 1,622 1,633,240
Brixmor Operating Partnership LP, 5.20%,
04/01/32 ....................... 1,845 1,888,517
Kimco Realty OP LLC, 3.20%, 04/01/32 ..... 2,722 2,526,070
Kite Realty Group LP, 5.20%, 08/15/32 ...... 1,280 1,307,506
Phillips Edison Grocery Center Operating
Partnership I LP, 5.25%, 08/15/32 ....... 1,780 1,821,849
Realty Income Corp.
2.70% , 02/15/32 ................... 1,703 1,539,572
5.63% , 10/13/32
(a)
.................. 3,383 3,581,996
2.85% , 12/15/32 ................... 3,519 3,157,562
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Regency Centers LP, 5.00%, 07/15/32 ...... USD 2,165 $ 2,209,909
19,666,221
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc., 3.92%, 06/01/32
(a)
2,222 2,176,279
Analog Devices, Inc., 4.25%, 10/01/32 ...... 785 786,800
Broadcom, Inc.
4.55% , 02/15/32 ................... 4,180 4,177,339
4.15% , 04/15/32
(c)
.................. 5,412 5,291,344
5.20% , 04/15/32 ................... 5,450 5,641,636
4.90% , 07/15/32 ................... 8,110 8,271,783
4.30% , 11/15/32 ................... 9,539 9,404,592
Intel Corp.
4.15% , 08/05/32 ................... 5,713 5,534,401
4.00% , 12/15/32
(a)
.................. 3,980 3,810,929
KLA Corp., 4.65%, 07/15/32
(a)
........... 4,740 4,812,009
Micron Technology, Inc.
2.70% , 04/15/32 ................... 4,803 4,327,065
5.65% , 11/01/32 ................... 2,475 2,612,160
NXP BV
2.65% , 02/15/32 ................... 4,565 4,091,338
4.85% , 08/19/32 ................... 1,550 1,561,989
QUALCOMM, Inc.
1.65% , 05/20/32
(a)
.................. 5,535 4,715,745
4.25% , 05/20/32 ................... 2,285 2,278,386
4.75% , 05/20/32 ................... 2,005 2,043,395
Texas Instruments, Inc., 3.65%, 08/16/32 .... 2,143 2,063,833
TSMC Arizona Corp., 4.25%, 04/22/32 ...... 4,155 4,148,463
77,749,486
Software — 2.9%
Oracle Corp.
5.25% , 02/03/32 ................... 6,025 6,012,385
4.80% , 09/26/32 ................... 13,980 13,530,894
6.25% , 11/09/32
(a)
.................. 10,473 10,922,119
Roper Technologies, Inc., 4.75%, 02/15/32
(a)
.. 2,405 2,419,447
Synopsys, Inc., 5.00%, 04/01/32 .......... 7,230 7,392,219
Workday, Inc., 3.80%, 04/01/32 .......... 6,078 5,804,318
46,081,382
Specialized REITs — 1.3%
American Tower Corp.
4.05% , 03/15/32
(a)
.................. 3,091 3,009,153
4.70% , 12/15/32 ................... 3,855 3,856,508
CubeSmart LP, 2.50%, 02/15/32 .......... 2,262 2,004,885
Equinix, Inc., 3.90%, 04/15/32
(a)
.......... 5,846 5,620,592
Extra Space Storage LP, 2.35%, 03/15/32 .... 2,624 2,292,554
Weyerhaeuser Co., 7.38%, 03/15/32 ....... 3,123 3,552,979
20,336,671
Specialty Retail — 2.5%
AutoNation, Inc., 3.85%, 03/01/32 ......... 3,445 3,249,716
AutoZone, Inc., 4.75%, 08/01/32 .......... 3,710 3,739,157
Dick's Sporting Goods, Inc., 3.15%, 01/15/32
(a)
. 3,669 3,378,835
Home Depot, Inc. (The)
(a)
3.25% , 04/15/32 ................... 5,821 5,482,928
4.50% , 09/15/32 ................... 6,028 6,095,109
Lowe's Cos., Inc.
3.75% , 04/01/32 ................... 7,040 6,756,063
4.50% , 10/15/32 ................... 6,325 6,297,969
O'Reilly Automotive, Inc., 4.70%, 06/15/32 .... 4,161 4,196,646
39,196,423
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.
4.50% , 05/12/32
(a)
.................. 4,590 4,689,760
3.35% , 08/08/32 ................... 6,920 6,626,976

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC
5.30% , 04/01/32 ................... USD 4,775 $ 4,903,806
4.75% , 10/06/32 ................... 5,970 5,950,249
HP, Inc., 4.20%, 04/15/32
(a)
............. 3,289 3,181,661
NetApp, Inc., 5.50%, 03/17/32 ........... 3,220 3,342,407
Western Digital Corp., 3.10%, 02/01/32
(a)
.... 1,729 1,593,405
30,288,264
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp., 5.00%, 06/15/32
(a)
..... 2,440 2,511,982
Tapestry, Inc., 3.05%, 03/15/32 .......... 1,822 1,662,192
4,174,174
Tobacco — 2.0%
Altria Group, Inc., 2.45%, 02/04/32 ........ 8,522 7,547,559
BAT Capital Corp.
4.74% , 03/16/32
(a)
.................. 4,331 4,362,772
5.35% , 08/15/32
(a)
.................. 4,470 4,639,604
7.75% , 10/19/32 ................... 2,805 3,272,997
Philip Morris International, Inc.
4.25% , 10/29/32 ................... 4,240 4,170,022
5.75% , 11/17/32 ................... 7,194 7,669,959
31,662,913
Trading Companies & Distributors — 0.4%
Air Lease Corp., 2.88%, 01/15/32
(a)
........ 3,832 3,446,960
GATX Corp., 3.50%, 06/01/32 ........... 2,342 2,185,633
5,632,593
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32 3,904 3,902,553
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, 4.70%, 07/21/32 ... 3,400 3,393,912
Rogers Communications, Inc., 3.80%, 03/15/32 9,375 8,877,823
T-Mobile USA, Inc.
2.70% , 03/15/32 ................... 4,895 4,399,140
5.13% , 05/15/32 ................... 5,780 5,935,907
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc, 6.25%, 11/30/32 ...... USD 2,343 $ 2,556,109
25,162,891
Total Long-Term Investments — 98 .4%
(Cost: $ 1,511,181,624 ) ............................ 1,548,100,065
Shares
Shares
Short-Term Securities
Money Market Funds — 10.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 150,197,377 150,272,475
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 7,781,960 7,781,960
Total Short-Term Securities — 10 .1%
(Cost: $ 158,039,367 ) .............................. 158,054,435
Total Investments — 108 .5%
(Cost: $ 1,669,220,991 ) ............................ 1,706,154,500
Liabilities in Excess of Other Assets — (8.5) % ............. (133,290,533)
Net Assets — 100.0% ...............................
$ 1,572,863,967
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 104,370,328 $ 45,902,440
(a)
$ — $ 116 $ (409) $ 150,272,475 150,197,377 $ 74,143
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,706,501 — (1,924,541)
(a)
— — 7,781,960 7,781,960 33,414 —
$ 116 $ (409) $ 158,054,435 $ 107,557 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 1,548,100,065 $ — $ 1,548,100,065
Short-Term Securities
Money Market Funds ...................................... 158,054,435 — — 158,054,435
$ 158,054,435 $ 1,548,100,065 $ — $ 1,706,154,500
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SAB Special Assessment Bonds